Earnings/(Loss) per Common Share - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EARNINGS/(LOSS) PER COMMON SHARE [Abstract]
Net income attributable to Navios Logistics' stockholders	$ 3,105	$ 10,157	$ 22,238
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net earnings per share from continuing operations:
Basic and diluted	$ 0.16	$ 0.51	$ 1.11